CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning Balance - Shares at Jun. 30, 2014	146,984,385
Beginning Balance - Amount at Jun. 30, 2014	$ 177,138,693	$ 20,095,161	$ 208,935	$ (156,654,588)	$ 40,788,201
Foreign currency translation adjustment			$ (1,879,527)		(1,879,527)
Net loss				$ (1,399,598)	(1,399,598)
Ending Balance, Shares at Sep. 30, 2014	146,984,385
Ending Balance, Amount at Sep. 30, 2014	$ 177,138,693	$ 20,095,161	$ (1,670,592)	$ (158,054,186)	37,509,076
Foreign currency translation adjustment			$ (1,179,530)		(1,179,530)
Stock-based compensation		$ 251,390			251,390
Net loss				$ (3,063,814)	(3,063,814)
Ending Balance, Shares at Dec. 31, 2014	146,984,385
Ending Balance, Amount at Dec. 31, 2014	$ 177,138,693	$ 20,346,551	$ (2,850,122)	$ (161,118,000)	33,517,122
Foreign currency translation adjustment			(2,835,342)		(2,835,342)
Net loss				$ (560,678)	(560,678)
Ending Balance, Shares at Mar. 31, 2015	146,984,385
Ending Balance, Amount at Mar. 31, 2015	$ 177,138,693	$ 20,346,551	(5,685,464)	(161,678,678)	30,121,102
Beginning Balance - Shares at Dec. 31, 2014	146,984,385
Beginning Balance - Amount at Dec. 31, 2014	$ 177,138,693	20,346,551	(2,850,122)	(161,118,000)	33,517,122
Net loss					(3,609,699)
Ending Balance, Shares at Jun. 30, 2015	147,014,385
Ending Balance, Amount at Jun. 30, 2015	$ 177,145,971	20,344,396	(5,132,596)	(164,727,699)	27,630,072
Beginning Balance - Shares at Mar. 31, 2015	146,984,385
Beginning Balance - Amount at Mar. 31, 2015	$ 177,138,693	20,346,551	(5,685,464)	$ (161,678,678)	30,121,102
Foreign currency translation adjustment			$ 552,868		$ 552,868
Shares issued: exercise of stock options	30,000				(30,000)
Exercise of stock options	$ 7,278	(2,155)			$ 5,123
Net loss				$ (3,049,021)	(3,049,021)
Ending Balance, Shares at Jun. 30, 2015	147,014,385
Ending Balance, Amount at Jun. 30, 2015	$ 177,145,971	$ 20,344,396	$ (5,132,596)	$ (164,727,699)	$ 27,630,072